Schroder Emerging Markets Small Cap Fund

Schedule of Investments
July 31, 2019 (unaudited)

Shares		Value $

	COMMON STOCK – 94.6%
	Brazil – 10.3%
4,043	Cyrela Brazil Realty Empreendimentos e Participacoes	25,849
10,224	Duratex	33,916
5,790	Enauta Participacoes	20,011
3,248	Energisa SA - Units	42,060
2,300	IRB Brasil Resseguros S	56,500
4,801	Odontoprev	22,267
500	Pagseguro Digital Class A (1)	21,740
		222,343
	Chile – 1.3%
1,750	Inversiones La Construccion	27,410

	China – 14.3%
15,750	A-Living Services Class H	31,380
4,000	Anhui Gujing Distillery Class B	34,194
14,000	Haitian International Holdings	28,523
6,200	Hefei Meiya Optoelectronic Technology Class A	28,192
647	Huazhu Group ADR	21,196
20,000	Li Ning	49,340
143,000	Lonking Holdings	37,391
26,000	Nexteer Automotive Group	27,133
15,400	Rainbow Department Store Class A	28,474
2,660	WuXi AppTec Class H	24,602
		310,425
	Colombia – 0.8%
4,899	Organizacion Terpel	16,873

	Egypt – 2.5%
11,980	Credit Agricole Egypt	31,488
37,571	Juhayna Food Industries	22,665
		54,153
	Greece – 2.4%
52,654	Eurobank Ergasias (1)	50,990

	Hong Kong – 3.4%
4,200	ASM Pacific Technology	49,292
56,000	Crystal International Group	24,991
		74,283
	India – 9.8%
1,848	Apollo Hospitals Enterprise	36,335
1,553	Arvind Fashions (1)	13,594
14,063	City Union Bank	39,601
4,785	Container of India	35,577
63	Eicher Motors	14,980
6,317	Gateway Distriparks	9,964
8,291	Indraprastha Gas	36,578
1,741	Supreme Industries	26,604
		213,233

Shares		Value $

	Indonesia – 1.1%
13,400	United Tractors	23,785

	Malaysia – 1.6%
21,750	Bursa Malaysia	35,579

	Mexico – 3.1%
2,257	Gruma Class B	20,675
2,722	Grupo Aeroportuario del Pacifico Class B	27,314
3,785	Grupo Cementos de Chihuahua	20,217
		68,206
	Pakistan – 0.8%
19,397	United Bank	17,670

	Peru – 1.2%
40,850	Ferreycorp SAA	26,710

	Philippines – 4.1%
161,200	D&L Industries	32,600
21,330	International Container Terminal Services	56,477
		89,077
	Poland – 1.6%
920	Dino Polska (1)	34,658

	Russia – 5.8%
2,791	Globaltrans Investment GDR	24,584
20,068	Moscow Exchange MICEX-RTS PJSC	29,475
2,173	Polymetal International	26,314
2,263	TCS Group Holding GDR	45,149
		125,522
	Singapore – 1.3%
25,100	First Resources	28,429

	South Africa – 2.0%
3,738	City Lodge Hotels	29,966
1,226	Foschini Group	14,103
		44,069
	South Korea – 10.2%
506	Douzone Bizon	27,263
528	Koh Young Technology	37,027
308	Kolmar Korea	14,402
803	LEENO Industrial	37,558
241	LG Innotek	22,890
65	Medy-Tox	22,906
1,417	Orange Life Insurance	33,956
161	SK Materials	24,185
		220,187
	Taiwan – 13.8%
30,147	Aerospace Industrial Development	30,942

Schroder Emerging Markets Small Cap Fund

Schedule of Investments
July 31, 2019 (unaudited)

Shares		Value $

12,000	Chroma ATE	56,266
27,000	CTCI	39,499
1,040	Eclat Textile	13,690
4,758	Gourmet Master	28,279
3,000	King Slide Works	31,785
6,000	Macauto Industrial	16,575
7,000	Merida Industry	43,821
5,000	Nien Made Enterprises	38,544
		299,401
	Thailand – 1.6%
15,800	Thai Oil	35,336

	United Arab Emirates – 1.6%
60,275	Emaar Malls PJSC	34,697

	TOTAL COMMON STOCK
	(Cost $1,741,074)	2,053,036

	PREFERRED STOCK – 2.4%
	Brazil – 2.4%
5,988	Alpargatas, 2.200%	32,715
1,300	Cia Energetica do Ceara Class A, 3.500%	20,428
	TOTAL PREFERRED STOCK
	(Cost $27,058)	53,143
	TOTAL INVESTMENTS IN SECURITIES – 97.0%
	(Cost $1,768,132)	2,106,179
	OTHER ASSETS LESS LIABILITIES – 3.0%	64,760
	NET ASSETS – 100%	$2,170,939

(1)	Denotes non-income producing security.

ADR — American Depositary Receipt
GDR — Global Depositary Receipt
PJSC — Private Joint Stock Company

Schroder Emerging Markets Small Cap Fund

Schedule of Investments
July 31, 2019 (unaudited)

The following is a summary of the inputs used as of July 31, 2019, in valuing the Fund’s investments carried at value:

Investments in Securities (1)	Level 1	Level 2	Level 3	Total
Common Stock
Brazil	$222,343	$—	$—	$222,343
Chile	27,410	—	—	27,410
China	21,196	289,229	—	310,425
Colombia	16,873	—	—	16,873
Egypt	31,488	22,665	—	54,153
Greece	—	50,990	—	50,990
Hong Kong	—	74,283	—	74,283
India	9,964	203,269	—	213,233
Indonesia	—	23,785	—	23,785
Malaysia	—	35,579	—	35,579
Mexico	68,206	—	—	68,206
Pakistan	—	17,670	—	17,670
Peru	26,710	—	—	26,710
Philippines	—	89,077	—	89,077
Poland	—	34,658	—	34,658
Russia	29,475	96,047	—	125,522
Singapore	—	28,429	—	28,429
South Africa	—	44,069	—	44,069
South Korea	—	220,187	—	220,187
Taiwan	—	299,401	—	299,401
Thailand	—	35,336	—	35,336
United Arab Emirates	—	34,697	—	34,697
Total Common Stock	453,665	1,599,371	—	2,053,036

Preferred Stock
Brazil	53,143	—	—	53,143
Total Preferred Stock	53,143	—	—	53,143
Total Investments in Securities	$506,808	$1,599,371	$—	$2,106,179

(1)
Transfers between investment levels may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund generally recognizes transfers between the levels as of the end of the reporting period. As of July 31, 2019, securities with a total value of $1,599,371 were classified as Level 2 as a result of fair valuation of foreign securities. For the period ended July 31, 2019, there were no transfers between Level 2 and Level 3 investments. For the period ended July 31, 2019, there were no Level 3 securities.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schroder Core Bond Fund

Schedule of Investments
July 31, 2019 (unaudited)

Principal Amount ($)		Value $

	CORPORATE OBLIGATIONS – 41.5%
	Communication Services – 3.8%
	AT&T
97,000	4.750%, 05/15/46	102,536
81,000	4.500%, 05/15/35	86,278
100,000	4.300%, 02/15/30	107,413
200,000	3.400%, 05/15/25	205,727
196,000	3.000%, 06/30/22	198,963
	Comcast
200,000	3.950%, 10/15/25	215,257
	Discovery Communications LLC
210,000	2.950%, 03/20/23	211,946
	Verizon Communications
137,000	4.329%, 09/21/28	152,000
96,000	4.016%, 12/03/29 (1)	104,133
129,000	3.618%, VAR ICE LIBOR USD 3 Month+1.100%, 05/15/25	131,182
	Vodafone Group
197,000	3.312%, VAR ICE LIBOR USD 3 Month+0.990%, 01/16/24	198,656
		1,714,091
	Consumer Discretionary – 2.2%
	AutoNation
45,000	4.500%, 10/01/25	47,009
	Cox Communications (1)
227,000	3.150%, 08/15/24	231,025
	Home Depot
666,000	2.625%, 06/01/22	675,308
	Magna International
54,000	4.150%, 10/01/25	57,574
		1,010,916
	Consumer Staples – 3.9%
	Altria Group
406,000	4.800%, 02/14/29	438,102
	Anheuser-Busch InBev Worldwide
280,000	4.150%, 01/23/25	301,379
	BAT Capital
56,000	3.222%, 08/15/24	56,455
	CVS Health
141,000	5.050%, 03/25/48	152,826
	PepsiCo
295,000	2.625%, 07/29/29	294,456
	Reynolds American
21,000	5.850%, 08/15/45	23,028
33,000	5.700%, 08/15/35	37,053
	RJ Reynolds Tobacco
401,000	3.750%, 05/20/23	406,272
	Tyson Foods
75,000	3.550%, 06/02/27	77,956
		1,787,527
	Energy – 3.9%
	BP Capital Markets
96,000	2.500%, 11/06/22	96,523

Principal Amount ($)		Value $

	Enbridge
71,000	4.250%, 12/01/26	77,272
	Energy Transfer Partners
313,000	3.600%, 02/01/23	320,560
	Enterprise Products Operating LLC
201,000	4.200%, 01/31/50	204,893
	EOG Resources
183,000	2.625%, 03/15/23	184,673
	EQT
112,000	3.900%, 10/01/27	100,038
49,000	3.000%, 10/01/22	47,664
	MPLX
134,000	4.500%, 04/15/38	135,669
	Noble Energy
174,000	4.150%, 12/15/21	179,352
142,000	3.850%, 01/15/28	144,969
	Phillips 66 Partners
135,000	3.750%, 03/01/28	138,561
155,000	3.605%, 02/15/25	158,917
		1,789,091
	Financials – 14.8%
	Aflac
2,000	6.450%, 08/15/40	2,700
	American International Group
303,000	3.900%, 04/01/26	319,662
181,000	3.300%, 03/01/21	183,392
	AXA Equitable Holdings
136,000	5.000%, 04/20/48	144,130
	Bank of America
10,000	5.875%, 01/05/21	10,471
464,000	3.004%, VAR ICE LIBOR USD 3 Month+0.790%, 12/20/23	470,438
	Bank of America MTN
544,000	3.500%, 04/19/26	568,256
73,000	3.248%, 10/21/27	74,857
	Bank of Ireland Group (1)
245,000	4.500%, 11/25/23	255,502
	Barclays
200,000	4.337%, 01/10/28	204,976
	Capital One Financial
58,000	3.750%, 03/09/27	60,256
	Citigroup
770,000	3.200%, 10/21/26	786,917
9,000	2.700%, 03/30/21	9,044
	Cooperatieve Rabobank UA MTN
389,000	3.875%, 02/08/22	402,902
	Credit Suisse Group (1)
272,000	3.869%, VAR ICE LIBOR USD 3 Month+1.410%, 01/12/29	281,006
	Fifth Third Bancorp
239,000	3.650%, 01/25/24	250,134

Schroder Core Bond Fund

Schedule of Investments
July 31, 2019 (unaudited)

Principal Amount ($)		Value $

	Goldman Sachs Group
87,000	4.750%, 10/21/45	102,090
182,000	3.814%, VAR ICE LIBOR USD 3 Month+1.158%, 04/23/29	190,453
80,000	3.500%, 11/16/26	82,210
47,000	2.625%, 04/25/21	47,088
	HCP
75,000	3.250%, 07/15/26	75,879
	JPMorgan Chase
382,000	4.625%, 05/10/21	396,834
50,000	4.500%, 01/24/22	52,478
	Moody's
194,000	5.500%, 09/01/20	200,204
119,000	4.875%, 02/15/24	129,950
	Morgan Stanley
217,000	3.625%, 01/20/27	226,768
	Morgan Stanley MTN
519,000	2.750%, 05/19/22	522,764
169,000	2.500%, 04/21/21	169,322
	Unum Group
38,000	3.000%, 05/15/21	38,211
	US Bancorp MTN
206,000	2.625%, 01/24/22	207,621
	Wells Fargo
281,000	3.000%, 04/22/26	284,370
		6,750,885
	Healthcare – 4.9%
	Abbott Laboratories
444,000	3.400%, 11/30/23	462,031
	AbbVie
149,000	3.600%, 05/14/25	153,681
21,000	3.200%, 11/06/22	21,351
	Aetna
263,000	2.800%, 06/15/23	263,518
	Allergan Funding SCS
143,000	3.850%, 06/15/24	148,969
140,000	3.800%, 03/15/25	144,928
88,000	3.450%, 03/15/22	89,645
	Bayer US Finance II LLC (1)
487,000	3.875%, 12/15/23	502,159
	Becton Dickinson
141,000	3.734%, 12/15/24	147,840
	Cardinal Health
69,000	3.079%, 06/15/24	69,044
	Merck
210,000	2.750%, 02/10/25	214,535
		2,217,701
	Industrials – 1.5%
	General Electric MTN
135,000	3.150%, 09/07/22	136,799
	Lockheed Martin
225,000	3.550%, 01/15/26	239,914

Principal Amount ($)		Value $

	Rockwell Collins
226,000	3.200%, 03/15/24	232,551
	United Technologies
95,000	3.950%, 08/16/25	102,273
		711,537
	Information Technology – 2.7%
	Apple
123,000	3.000%, 06/20/27	126,818
	Microsoft
182,000	4.100%, 02/06/37	208,095
468,000	2.400%, 08/08/26	469,503
	salesforce.com
384,000	3.700%, 04/11/28	415,547
		1,219,963
	Real Estate – 3.0%
	American Tower REIT
294,000	3.300%, 02/15/21	297,661
	Boston Properties
308,000	3.400%, 06/21/29	316,455
	Crown Castle International REIT
195,000	3.800%, 02/15/28	203,736
62,000	3.200%, 09/01/24	63,214
	ERP Operating
250,000	3.000%, 07/01/29	253,569
	Ventas Realty REIT
222,000	3.125%, 06/15/23	225,934
		1,360,569
	Utilities – 0.8%
	Exelon
26,000	2.450%, 04/15/21	25,947
	Southern
315,000	2.950%, 07/01/23	321,622
		347,569
	TOTAL CORPORATE OBLIGATIONS
	(Cost $18,067,562)	18,909,849

	U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS – 33.5%
	Federal Home Loan Mortgage Corporation – 8.9%
	FHLMC
1,272,082	4.500%, 08/01/48	1,339,719
415,781	4.500%, 09/01/48	437,865
634,132	4.500%, 12/01/48	665,083
689,252	4.000%, 11/01/48	716,750
876,771	4.000%, 01/01/49	907,827
		4,067,244

Schroder Core Bond Fund

Schedule of Investments
July 31, 2019 (unaudited)

Principal Amount ($)		Value $

	Federal National Mortgage Association – 20.8%
	FNMA
176,398	4.500%, 12/01/47	186,113
428,189	4.500%, 08/01/48	450,673
674,743	4.500%, 10/01/48	709,270
1,060,207	4.500%, 11/01/48	1,111,310
1,068,961	4.000%, 12/01/47	1,116,954
1,207,262	4.000%, 08/01/49	1,249,309
1,973,808	3.500%, 11/01/47	2,032,299
223,467	3.500%, 12/01/47	230,375
1,324,340	3.500%, 01/01/48	1,365,055
984,019	3.500%, 11/01/48	1,006,218
		9,457,576
	Government National Mortgage Association – 3.8%
	GNMA
710,501	5.000%, 08/20/48	748,609
531,673	5.000%, 10/20/48	558,806
413,172	4.500%, 10/20/48	430,642
		1,738,057
	TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS
	(Cost $15,013,898)	15,262,877

	U.S. TREASURY OBLIGATIONS – 17.9%
	United States Treasury Bonds
998,000	4.625%, 02/15/40	1,368,352
190,000	4.500%, 02/15/36	250,377
232,000	4.375%, 05/15/40	308,587
1,102,000	3.375%, 11/15/48	1,296,098
55,000	3.000%, 02/15/47	60,268
630,000	3.000%, 05/15/47	689,702
540,000	3.000%, 08/15/48	591,891
491,800	2.875%, 05/15/43	525,842
52,000	2.875%, 11/15/46	55,607
369,000	2.750%, 08/15/47	384,841
491,900	2.750%, 11/15/47	513,094
159,000	2.500%, 02/15/46	158,124
	United States Treasury Notes
238,700	2.625%, 02/15/29	251,148
794,000	2.375%, 02/29/24	812,423
874,100	2.375%, 05/15/29	901,416
	TOTAL U.S. TREASURY OBLIGATIONS
	(Cost $7,610,816)	8,167,770

	COLLATERALIZED MORTGAGE OBLIGATIONS – 3.6%
	JPMorgan Mortgage Trust, Series 2015-6, Class A5 (1) (2)
637,240	3.500%, 10/25/45	647,181
	JPMorgan Mortgage Trust, Series 2017-1, Class A4 (1) (2)
663,558	3.500%, 01/25/47	670,385

Principal Amount ($)		Value $

	JPMorgan Mortgage Trust, Series 2018-8, Class A15 (1) (2)
311,114	4.000%, 01/25/49	313,619
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $1,606,700)	1,631,185

	ASSET-BACKED SECURITY – 0.7%
	Barclays Dryrock Issuance Trust, Series 2014-3, Class A
334,000	2.410%, 07/15/22
	(Cost $333,868)	333,983

	COMMERCIAL MORTGAGE-BACKED OBLIGATIONS – 0.7%
	BX Commercial Mortgage Trust, Series 2018-IND, Class B (1)
190,849	3.225%, VAR ICE LIBOR USD 1 Month+0.900%, 11/15/35	190,849
	BX Commercial Mortgage Trust, Series 2018-IND, Class C (1)
113,697	3.425%, VAR ICE LIBOR USD 1 Month+1.100%, 11/15/35	113,697
	TOTAL COMMERCIAL MORTGAGE-BACKED OBLIGATIONS
	(Cost $304,546)	304,546

	TAXABLE MUNICIPAL BOND – 0.3%
	New Jersey – 0.3%
	State Economic Development Authority RB, Series A, NATL
95,000	7.425%, 02/15/29
	(Cost $115,207)	120,342
	TOTAL INVESTMENTS IN SECURITIES – 98.2%
	(Cost $43,052,597)	44,730,552
	OTHER ASSETS LESS LIABILITIES – 1.8%	835,644
	NET ASSETS – 100%	$45,566,196

(1)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  This security may be resold in transactions exempt from registration normally to qualified institutions.  On July 31, 2019, the value of these securities amounted to $3,309,556, representing 7.3% of the net assets of the Fund.

(2)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

Schroder Core Bond Fund

Schedule of Investments
July 31, 2019 (unaudited)

FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
ICE — Intercontinental Exchange LIBOR — London Interbank Offered Rate LLC — Limited Liability Corporation MTN — Medium Term Note
NATL — National Public Finance Guarantee Corporation
RB — Revenue Bond
REIT — Real Estate Investment Trust USD — United States Dollar VAR — Variable Rate

The following is a summary of the inputs used as of July 31, 2019, in valuing the Fund’s investments carried at value:

Investments in Securities (1)	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$18,909,849	$—	$18,909,849
U.S. Government Mortgage-Backed Obligations	—	15,262,877	—	15,262,877
U.S. Treasury Obligations	—	8,167,770	—	8,167,770
Collateralized Mortgage Obligations	—	1,631,185	—	1,631,185
Asset-Backed Security	—	333,983	—	333,983
Commercial Mortgage-Backed Obligations	—	304,546	—	304,546
Taxable Municipal Bond	—	120,342	—	120,342
Total Investments in Securities	$—	$44,730,552	$—	$44,730,552

(1)	There were no transfers between levels during the reporting period, based on the input levels assigned under the hierarchy at the end of the reporting period.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schroder Long Duration Investment-Grade Bond Fund

Schedule of Investments
July 31, 2019 (unaudited)

Principal Amount ($)		Value $

	CORPORATE OBLIGATIONS – 53.8%
	Communication Services – 7.1%
	AT&T
775,000	4.500%, 05/15/35	825,502
1,332,000	4.500%, 03/09/48	1,362,281
520,000	4.350%, 06/15/45	523,023
	Comcast
1,306,000	4.700%, 10/15/48	1,533,335
117,000	3.400%, 07/15/46	112,920
	Discovery Communications
294,000	5.300%, 05/15/49	317,507
183,000	4.125%, 05/15/29	191,100
	Fox (1)
397,000	5.476%, 01/25/39	470,400
	Telefonica Emisiones
344,000	5.520%, 03/01/49	407,774
	Verizon Communications
1,274,000	5.250%, 03/16/37	1,534,006
349,000	4.522%, 09/15/48	388,239
	Vodafone Group
533,000	5.000%, 05/30/38	591,142
	Walt Disney (1)
151,000	8.150%, 10/17/36	234,384
250,000	4.750%, 09/15/44	308,369
		8,799,982
	Consumer Discretionary – 1.3%
	Cox Communications (1)
184,000	4.600%, 08/15/47	192,327
	Home Depot
805,000	2.950%, 06/15/29	823,240
	McDonald's MTN
475,000	4.875%, 12/09/45	548,811
		1,564,378
	Consumer Staples – 7.5%
	Altria Group
561,000	5.800%, 02/14/39	643,718
732,000	5.375%, 01/31/44	803,075
	Anheuser-Busch
1,371,000	4.900%, 02/01/46	1,556,883
	Anheuser-Busch InBev Worldwide
239,000	4.900%, 01/23/31	278,063
	BAT Capital
598,000	4.540%, 08/15/47	566,217
	CVS Health
440,000	5.125%, 07/20/45	477,119
766,000	5.050%, 03/25/48	830,244
	Georgetown University
477,000	5.215%, 10/01/18	595,322
	Molson Coors Brewing
393,000	4.200%, 07/15/46	380,237
	PepsiCo
905,000	3.375%, 07/29/49	906,097

Principal Amount ($)		Value $

	Reynolds American
155,000	8.125%, 05/01/40	203,638
417,000	5.850%, 08/15/45	457,278
	Tyson Foods
271,000	4.550%, 06/02/47	286,350
	Walmart
1,165,000	3.950%, 06/28/38	1,313,044
41,000	3.625%, 12/15/47	44,152
		9,341,437
	Energy – 7.4%
	Apache
1,485,000	4.250%, 01/15/30	1,476,330
	ConocoPhillips
163,000	5.900%, 05/15/38	215,815
	Enbridge
254,000	5.500%, 12/01/46	315,227
	Energy Transfer Operating
486,000	5.250%, 04/15/29	543,100
	Energy Transfer Partners
78,000	6.500%, 02/01/42	92,358
	Enterprise Products Operating LLC
102,000	5.700%, 02/15/42	123,340
410,000	5.100%, 02/15/45	470,314
873,000	4.250%, 02/15/48	898,651
181,000	4.200%, 01/31/50	184,505
	Halliburton
180,000	5.000%, 11/15/45	197,195
	Marathon Petroleum
325,000	4.750%, 09/15/44	341,270
	MidAmerican Energy
354,000	4.250%, 07/15/49	410,364
	MPLX
916,000	4.700%, 04/15/48	925,842
	Noble Energy
679,000	5.050%, 11/15/44	724,566
	Phillips 66 Partners
424,000	4.680%, 02/15/45	441,548
	Shell International Finance BV
325,000	4.000%, 05/10/46	359,779
	Suncor Energy
718,000	6.500%, 06/15/38	973,993
	Sunoco Logistics Partners Operations
474,000	5.400%, 10/01/47	505,672
		9,199,869
	Financials – 12.9%
	Aflac
150,000	6.450%, 08/15/40	202,476
	American Express
150,000	8.150%, 03/19/38	234,677
	American International Group
227,000	4.375%, 01/15/55	233,245
137,000	3.900%, 04/01/26	144,533

Schroder Long Duration Investment-Grade Bond Fund

Schedule of Investments
July 31, 2019 (unaudited)

Principal Amount ($)		Value $

	AXA Equitable Holdings
1,949,000	5.000%, 04/20/48	2,065,507
	Bank of America
574,000	6.000%, 10/15/36	765,923
	Bank of America MTN
844,000	5.000%, 01/21/44	1,039,124
159,000	4.443%, VAR ICE LIBOR USD 3 Month+1.990%, 01/20/48	182,686
668,000	3.500%, 04/19/26	697,786
	Citigroup
187,000	4.650%, 07/30/45	218,258
815,000	4.281%, VAR ICE LIBOR USD 3 Month+1.839%, 04/24/48	917,165
405,000	3.200%, 10/21/26	413,898
	Goldman Sachs Group
1,964,000	3.500%, 11/16/26	2,018,264
	HSBC Holdings
356,000	4.583%, VAR ICE LIBOR USD 3 Month+1.535%, 06/19/29	387,084
790,000	3.973%, VAR ICE LIBOR USD 3 Month+1.610%, 05/22/30	826,564
	JPMorgan Chase
295,000	5.600%, 07/15/41	387,436
657,000	4.260%, VAR ICE LIBOR USD 3 Month+1.580%, 02/22/48	732,915
	MetLife
435,000	6.400%, 12/15/36	504,400
185,000	5.875%, 02/06/41	244,121
	Morgan Stanley MTN
900,000	4.300%, 01/27/45	999,567
	Prudential Financial
146,000	5.700%, VAR ICE LIBOR USD 3 Month+2.665%, 09/15/48	158,506
204,000	3.935%, 12/07/49	216,375
	Royal Bank of Scotland Group
878,000	4.445%, VAR ICE LIBOR USD 3 Month+1.871%, 05/08/30	906,996
	Unum Group
98,000	5.750%, 08/15/42	113,457
265,000	4.000%, 06/15/29	271,928
	Wells Fargo
1,104,000	3.900%, 05/01/45	1,199,251
		16,082,142
	Healthcare – 2.6%
	AbbVie
591,000	4.700%, 05/14/45	600,306
	Aetna
36,000	3.875%, 08/15/47	33,167
	Amgen
170,000	4.663%, 06/15/51	187,804
	Anthem
675,000	4.625%, 05/15/42	731,811
	Bayer US Finance II (1)
251,000	4.700%, 07/15/64	231,452

Principal Amount ($)		Value $

	Bristol-Myers Squibb (1)
626,000	4.125%, 06/15/39	682,974
	Halfmoon Parent (1)
548,000	4.900%, 12/15/48	601,121
	UnitedHealth Group
201,000	4.450%, 12/15/48	228,403
		3,297,038
	Industrials – 2.9%
	Burlington Northern Santa Fe
207,000	4.900%, 04/01/44	250,324
569,000	4.150%, 04/01/45	630,820
33,000	4.150%, 12/15/48	36,814
	General Electric Capital MTN
358,000	6.750%, 03/15/32	448,547
	Johnson Controls International
77,000	4.500%, 02/15/47	79,707
	Rockwell Collins
284,000	4.350%, 04/15/47	315,619
	Siemens Financieringsmaatschappij (1)
618,000	4.200%, 03/16/47	684,935
	Union Pacific
512,000	4.150%, 01/15/45	536,921
	Waste Management
577,000	4.150%, 07/15/49	637,759
		3,621,446
	Information Technology – 3.6%
	Apple
28,000	4.250%, 02/09/47	31,658
50,000	3.850%, 08/04/46	53,501
149,000	3.750%, 11/13/47	157,885
	Fiserv
1,183,000	3.500%, 07/01/29	1,210,233
	Microsoft
675,000	4.500%, 02/06/57	822,996
257,000	4.450%, 11/03/45	310,553
887,000	3.700%, 08/08/46	961,454
	Oracle
707,000	4.000%, 11/15/47	758,403
	Visa
202,000	4.300%, 12/14/45	240,016
		4,546,699
	Materials – 0.8%
	Barrick North America Finance LLC
316,000	5.700%, 05/30/41	386,412
	Dow Chemical
148,000	9.400%, 05/15/39	238,620
122,000	4.625%, 10/01/44	127,425
	International Paper
177,000	7.300%, 11/15/39	233,143
		985,600

Schroder Long Duration Investment-Grade Bond Fund

Schedule of Investments
July 31, 2019 (unaudited)

Principal Amount ($)		Value $

	Real Estate – 1.5%
	American Tower REIT
1,471,000	3.800%, 08/15/29	1,522,157
	Camden Property Trust REIT
345,000	3.150%, 07/01/29	353,437
		1,875,594
	Utilities – 6.2%
	Commonwealth Edison
82,000	4.600%, 08/15/43	96,831
840,000	4.000%, 03/01/49	929,311
	Duke Energy Carolinas
222,000	3.875%, 03/15/46	236,472
138,000	3.700%, 12/01/47	143,185
	Duke Energy Indiana
112,000	6.120%, 10/15/35	149,045
	Duke Energy Ohio
822,000	4.300%, 02/01/49	940,783
	Duke Energy Progress
185,000	4.200%, 08/15/45	207,839
	Florida Power & Light
175,000	4.050%, 10/01/44	194,679
1,065,000	3.990%, 03/01/49	1,193,826
	PacifiCorp
761,000	4.150%, 02/15/50	857,762
	PPL Electric Utilities
80,000	3.950%, 06/01/47	87,150
	Public Service of Colorado
183,000	4.300%, 03/15/44	207,787
267,000	3.800%, 06/15/47	282,160
140,000	3.550%, 06/15/46	139,071
	Sempra Energy
523,000	6.000%, 10/15/39	648,636
162,000	4.000%, 02/01/48	163,954
	Southern
616,000	4.400%, 07/01/46	657,004
	Southwestern Public Service
520,000	4.400%, 11/15/48	590,190
		7,725,685
	TOTAL CORPORATE OBLIGATIONS
	(Cost $60,851,148)	67,039,870

Principal Amount ($)		Value $

	U.S. TREASURY OBLIGATIONS – 43.4%
	United States Treasury Bonds
54,000	5.375%, 02/15/31	72,371
2,553,700	4.625%, 02/15/40	3,501,362
5,657,800	4.500%, 02/15/36	7,455,699
1,762,400	4.375%, 05/15/40	2,344,199
628,000	3.375%, 11/15/48	738,611
938,000	3.125%, 05/15/48	1,051,696
143,100	3.000%, 05/15/47	156,661
5,772,000	3.000%, 08/15/48	6,326,653
1,390,000	3.000%, 02/15/49	1,525,579
13,655,100	2.875%, 05/15/43	14,600,289
10,408,600	2.750%, 08/15/47	10,855,438
3,487,700	2.750%, 11/15/47	3,637,971
3,037,000	2.641%, 05/15/48 (2)	1,441,939
	United States Treasury Notes
84,000	2.625%, 02/15/29	88,380
97,000	2.375%, 05/15/29	100,031
250,000	2.125%, 05/31/26	253,086
	TOTAL U.S. TREASURY OBLIGATIONS
	(Cost $49,388,323)	54,149,965

	TAXABLE MUNICIPAL BOND – 0.7%
	California – 0.7%
	University of California RB, Series AD
739,000	4.858%, 05/15/2112
	(Cost $753,031)	901,410
	TOTAL INVESTMENTS IN SECURITIES – 97.9%
	(Cost $110,992,502)	122,091,245
	OTHER ASSETS LESS LIABILITIES – 2.1%	2,601,763
	NET ASSETS – 100%	$124,693,008

(1)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  This security may be resold in transactions exempt from registration normally to qualified institutions.  On July 31, 2019, the value of these securities amounted to $3,405,962, representing 2.7% of the net assets of the Fund.

(2)	United States Treasury STRIPS — Rate disclosed is the effective yield at time of purchase.

ICE — Intercontinental Exchange LIBOR — London Interbank Offered Rate LLC — Limited Liability Corporation
MTN — Medium Term Note
REIT — Real Estate Investment Trust
RB — Revenue Bond STRIPS — Separately Traded Registered Interest and Principal Securities USD — United States Dollar VAR — Variable Rate

Schroder Long Duration Investment-Grade Bond Fund

Schedule of Investments
July 31, 2019 (unaudited)
The following is a summary of the inputs used as of July 31, 2019, in valuing the Fund’s investments carried at value:

Investments in Securities (1)	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$67,039,870	$—	$67,039,870
U.S. Treasury Obligations	—	54,149,965	—	54,149,965
Taxable Municipal Bond	—	901,410	—	901,410
Total Investments in Securities	$—	$122,091,245	$—	$122,091,245

(1)	There were no transfers between levels during the reporting period, based on the input levels assigned under the hierarchy at the end of the reporting period.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schroder Short Duration Bond Fund

Schedule of Investments
July 31, 2019 (unaudited)

Principal Amount ($)		Value $

	CORPORATE OBLIGATIONS – 52.8%
	Communication Services – 5.4%
	AT&T
398,000	2.450%, 06/30/20	397,981
	Cisco Systems
152,000	2.727%, VAR ICE LIBOR USD 3 Month+0.340%, 09/20/19	152,094
	Comcast
93,000	3.450%, 10/01/21	95,331
	Discovery Communications LLC
57,000	2.200%, 09/20/19	56,968
	Verizon Communications
168,000	2.946%, 03/15/22	170,971
		873,345
	Consumer Discretionary – 2.4%
	Altria Group
151,000	4.750%, 05/05/21	156,884
	General Motors
154,000	3.353%, VAR ICE LIBOR USD 3 Month+0.900%, 09/10/21	154,029
	General Motors Financial
75,000	4.200%, 11/06/21	77,266
		388,179
	Consumer Staples – 6.2%
	Altria Group
80,000	3.490%, 02/14/22	81,708
	BAT Capital
153,000	2.297%, 08/14/20	152,636
	Danone (1)
314,000	1.691%, 10/30/19	313,330
	Molson Coors Brewing
104,000	2.100%, 07/15/21	103,384
	Mondelez International Holdings Netherlands BV (1)
200,000	1.625%, 10/28/19	199,568
	Tyson Foods
150,000	2.650%, 08/15/19	150,009
		1,000,635

	Energy – 2.6%
	EQT
163,000	2.500%, 10/01/20	161,814
	Kinder Morgan
150,000	3.050%, 12/01/19	150,149
	MPLX
60,000	3.375%, 03/15/23	61,422
	Phillips 66 (1)
50,000	3.053%, VAR ICE LIBOR USD 3 Month+0.750%, 04/15/20	50,022
		423,407

Principal Amount ($)		Value $

	Financials – 20.7%
	American Express
165,000	3.000%, 02/22/21	166,689
	American Express Credit MTN
40,000	2.200%, 03/03/20	39,959
	American International Group
91,000	3.300%, 03/01/21	92,203
	AXA Equitable Holdings
238,000	3.900%, 04/20/23	247,835
	Bank of America MTN
162,000	2.369%, VAR ICE LIBOR USD 3 Month+0.660%, 07/21/21	161,782
	Bank of Nova Scotia
140,000	2.375%, 01/18/23	140,104
	Barclays Bank
200,000	2.650%, 01/11/21	200,410
	Branch Banking & Trust
250,000	2.100%, 01/15/20	249,684
	Capital One
250,000	2.400%, 09/05/19	249,998
	Capital One Financial
20,000	2.500%, 05/12/20	19,994
	Citigroup
368,000	2.650%, 10/26/20	368,956
	Goldman Sachs Group
202,000	3.200%, 02/23/23	205,943
124,000	2.750%, 09/15/20	124,404
	PNC Bank
250,000	2.232%, VAR ICE LIBOR USD 3 Month+0.440%, 07/22/22	249,638
	Prudential Financial MTN
75,000	2.350%, 08/15/19	74,995
	Regions Bank
250,000	2.750%, 04/01/21	250,806
	SunTrust Bank
169,000	2.590%, VAR ICE LIBOR USD 3 Month+0.298%, 01/29/21	169,071
153,000	2.250%, 01/31/20	152,827
	UBS MTN (1)
200,000	2.200%, 06/08/20	199,704
		3,365,002
	Healthcare – 6.2%
	Allergan Funding SCS
150,000	3.000%, 03/12/20	150,319
	Bayer US Finance II LLC (1)
200,000	3.500%, 06/25/21	202,782
	Bristol-Myers Squibb (1)
236,000	2.550%, 05/14/21	237,371
	Gilead Sciences
172,000	1.850%, 09/20/19	171,888
	Halfmoon Parent (1)
79,000	3.400%, 09/17/21	80,395

Schroder Short Duration Bond Fund

Schedule of Investments
July 31, 2019 (unaudited)

Principal Amount ($)		Value $

	Humana
164,000	2.500%, 12/15/20	163,909
		1,006,664
	Industrials – 4.6%
	Equifax
65,000	3.600%, 08/15/21	66,196
	General Dynamics
115,000	2.915%, VAR ICE LIBOR USD 3 Month+0.380%, 05/11/21	115,411
	Northrop Grumman
155,000	2.080%, 10/15/20	154,503
	Siemens Financieringsmaatschappij (1)
250,000	2.200%, 03/16/20	249,603
	United Technologies
155,000	3.650%, 08/16/23	162,366
		748,079
	Information Technology – 3.0%
	Hewlett Packard Enterprise (1)
107,000	2.100%, 10/04/19	106,892
	Microsoft
372,000	2.000%, 11/03/20	371,789
		478,681
	Materials – 0.5%
	DowDuPont
87,000	3.766%, 11/15/20	88,482

	Real Estate – 1.1%
	Crown Castle International REIT
45,000	3.400%, 02/15/21	45,527
	Digital Realty Trust REIT
32,000	2.750%, 02/01/23	31,985
	Ventas Realty REIT
105,000	2.650%, 01/15/25	104,130
		181,642
	Utilities – 0.1%
	Dominion Energy
20,000	1.600%, 08/15/19	19,992

	TOTAL CORPORATE OBLIGATIONS
	(Cost $8,527,025)	8,574,108

Principal Amount ($)		Value $

	U.S. TREASURY OBLIGATIONS – 24.1%
	United States Treasury Notes
70,000	2.875%, 10/15/21	71,479
195,000	2.500%, 01/15/22	197,872
327,000	2.375%, 03/15/22	331,458
189,000	2.250%, 04/30/21	190,019
2,529,000	2.250%, 04/15/22	2,554,388
568,000	1.750%, 07/15/22	566,403
	TOTAL U.S. TREASURY OBLIGATIONS
	(Cost $3,909,083)	3,911,619

	ASSET-BACKED SECURITIES – 9.6%
	BlueMountain CLO, Series 2017-2A, Class A1R (1)
250,000	3.458%, VAR ICE LIBOR USD 3 Month+1.180%, 10/22/30	249,547
	Cedar Funding VIII CLO, Series 2017-8A, Class A1 (1)
250,000	3.553%, VAR ICE LIBOR USD 3 Month+1.250%, 10/17/30	249,872
	Galaxy XXI CLO, Series 2018-21A, Class AR (1)
250,000	3.298%, VAR ICE LIBOR USD 3 Month+1.020%, 04/20/31	247,130
	SoFi Professional Loan Program LLC, Series 2015-C, Class A1 (1)
80,284	3.316%, VAR ICE LIBOR USD 1 Month+1.050%, 08/27/35	80,894
	Sound Point CLO II, Series 2018-1A, Class A1R (1)
250,000	3.337%, VAR ICE LIBOR USD 3 Month+1.070%, 01/26/31	247,320
	Towd Point Mortgage Trust, Series 2016-4, Class A1 (1) (2)
49,359	2.250%, 07/25/56	48,881
	Towd Point Mortgage Trust, Series 2017-3, Class A1 (1) (2)
65,494	2.750%, 07/25/57	65,429
	Towd Point Mortgage Trust, Series 2017-6, Class A1 (1) (2)
117,506	2.750%, 10/25/57	117,729
	Voya CLO, Series 2017-3A, Class A1A (1)
250,000	3.508%, VAR ICE LIBOR USD 3 Month+1.230%, 07/20/30	250,695
	TOTAL ASSET-BACKED SECURITIES
	(Cost $1,569,072)	1,557,497

Schroder Short Duration Bond Fund

Schedule of Investments
July 31, 2019 (unaudited)

Principal Amount ($)		Value $

	U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS – 8.7%

	Federal Home Loan Mortgage Corporation– 1.7%
	FHLMC
274,544	4.000%, 01/01/49	284,269
	Federal National Mortgage Association – 5.2%
	FNMA
279,102	4.000%, 08/01/48	289,703
281,104	4.000%, 11/01/48	290,895
255,552	4.000%, 08/01/49	264,452
		845,050
	Government National Mortgage Association – 1.8%
	GNMA
274,992	4.000%, 10/20/48	285,710
	TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS
	(Cost $1,397,173)	1,415,029

	COLLATERALIZED MORTGAGE OBLIGATIONS – 3.1%
	Flagstar Mortgage Trust, Series 2017-2, Class A5 (1) (2)
105,445	3.500%, 10/25/47	107,027
	JPMorgan Mortgage Trust, Series 2015-6, Class A5 (1) (2)
155,003	3.500%, 10/25/45	157,421
	JPMorgan Mortgage Trust, Series 2017-1, Class A5 (1) (2)
83,203	3.500%, 01/25/47	83,926
	JPMorgan Mortgage Trust, Series 2017-4, Class A5 (1) (2)
144,589	3.500%, 11/25/48	146,487
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $495,794)	494,861

	COMMERCIAL MORTGAGE-BACKED OBLIGATIONS – 1.0%
	BX Commercial Mortgage Trust, Series 2018-IND, Class B (1)
81,212	3.225%, VAR ICE LIBOR USD 1 Month+0.900%, 11/15/35	81,212

Principal Amount ($)		Value $

	BX Commercial Mortgage Trust, Series 2018-IND, Class C (1)
81,212	3.425%, VAR ICE LIBOR USD 1 Month+1.100%, 11/15/35	81,213
	TOTAL COMMERCIAL MORTGAGE-BACKED OBLIGATIONS
	(Cost $162,425)	162,425

	TAXABLE MUNICIPAL BOND – 0.2%
	Kentucky – 0.2%
	State Higher Education Student Loan RB, Series 1A
35,000	3.358%, 06/01/20
	(Cost $35,000)	35,286
	TOTAL INVESTMENTS IN SECURITIES – 99.5%
	(Cost $16,095,572)	16,150,825
	OTHER ASSETS LESS LIABILITIES – 0.5%	79,067
	NET ASSETS – 100%	$16,229,892

(1)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  This security may be resold in transactions exempt from registration normally to qualified institutions.  On July 31, 2019, the value of these securities amounted to $3,854,450, representing 23.7% of the net assets of the Fund.

(2)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

Schroder Short Duration Bond Fund

Schedule of Investments
July 31, 2019 (unaudited)
The open futures contracts held by the Fund at July 31, 2019, are as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)

U.S. 2-Year Treasury Note	20	Oct-19	$4,284,429	$4,288,125	$3,696)
U.S. 5-Year Treasury Note	(7)	Oct-19	(815,488)	(822,883)	(7,395)
			$3,468,941	$3,465,242	$(3,699)

CLO — Collateralized Loan Obligation FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association ICE — Intercontinental Exchange LIBOR — London Interbank Offered Rate
LLC — Limited Liability Corporation
MTN — Medium Term Note
RB — Revenue Bond
REIT — Real Estate Investment Trust USD — United States Dollar VAR — Variable Rate

The following is a summary of the inputs used as of July 31, 2019, in valuing the Fund’s investments carried at value:

Investments in Securities (1)	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$8,574,108	$—	$8,574,108
U.S. Treasury Obligations	—	3,911,619	—	3,911,619
Asset-Backed Securities	—	1,557,497	—	1,557,497
U.S. Government Mortgage-Backed Obligations	—	1,415,029	—	1,415,029
Collateralized Mortgage Obligations	—	494,861	—	494,861
Commercial Mortgage-Backed Obligations	—	162,425	—	162,425
Taxable Municipal Bond	—	35,286	—	35,286
Total Investments in Securities	$—	$16,150,825	$—	$16,150,825

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures — Unrealized Appreciation	$3,696	$—	$—	$3,696
Futures — Unrealized Depreciation	(7,395)	—	—	(7,395)
Total Other Financial Instruments	$(3,699)	$—	$—	$(3,699)

(1)	There were no transfers between levels during the reporting period, based on the input levels assigned under the hierarchy at the end of the reporting period.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schroder Total Return Fixed Income Fund

Schedule of Investments
July 31, 2019 (unaudited)

Principal Amount ($)		Value $

	CORPORATE OBLIGATIONS – 36.6%
	Communication Services – 2.0%
	AT&T
200,000	3.400%, 05/15/25	205,727
	Comcast
179,000	3.950%, 10/15/25	192,655
	Verizon Communications
150,000	3.618%, VAR ICE LIBOR USD 3 Month+1.100%, 05/15/25	152,537
	Vodafone Group
260,000	3.312%, VAR ICE LIBOR USD 3 Month+0.990%, 01/16/24	262,186
		813,105
	Consumer Discretionary – 2.0%
	General Motors Financial
315,000	3.700%, 11/24/20	318,828
300,000	3.250%, 01/05/23	302,405
	L Brands
205,000	6.875%, 11/01/35	182,450
		803,683
	Consumer Staples – 4.2%
	Altria Group
293,000	4.800%, 02/14/29	316,167
98,000	4.400%, 02/14/26	104,529
	Anheuser-Busch InBev Worldwide
203,000	4.150%, 01/23/25	218,500
	BAT Capital
65,000	3.557%, 08/15/27	64,776
137,000	3.222%, 08/15/24	138,114
317,000	2.764%, 08/15/22	316,960
	Boston Scientific
116,000	3.450%, 03/01/24	120,439
	Bristol-Myers Squibb (1)
185,000	3.400%, 07/26/29	193,365
	CVS Health
243,000	4.300%, 03/25/28	258,212
		1,731,062
	Energy – 3.5%
	AI Candelaria Spain SLU (1)
250,000	7.500%, 12/15/28	279,875
	Canadian Natural Resources
171,000	6.250%, 03/15/38	213,539
	Enterprise Products Operating LLC
156,000	5.375%, VAR ICE LIBOR USD 3 Month+2.570%, 02/15/78	148,980
179,000	4.200%, 01/31/50	182,467
	Noble Energy
200,000	4.150%, 12/15/21	206,151
	Petroleos Mexicanos
207,000	6.500%, 03/13/27	205,282

Principal Amount ($)		Value $

	Williams Partners
200,000	4.300%, 03/04/24	211,910
		1,448,204
	Financials – 16.9%
	AIB Group MTN (1)
400,000	4.263%, VAR ICE LIBOR USD 3 Month+1.874%, 04/10/25	411,012
	AXA Equitable Holdings
244,000	4.350%, 04/20/28	256,418
	Bank of Ireland Group (1)
265,000	4.500%, 11/25/23	276,360
	Banque Federative du Credit Mutuel MTN (1)
210,000	2.700%, 07/20/22	211,213
	Barclays Bank (1)
650,000	10.179%, 06/12/21	732,103
	BPCE MTN (1)
285,000	2.750%, 01/11/23	287,355
	Camden Property Trust
56,000	3.150%, 07/01/29	57,369
	Capital One Financial
175,000	2.500%, 05/12/20	174,948
	Citigroup
335,000	4.300%, 11/20/26	357,190
295,000	3.200%, 10/21/26	301,481
	Credit Agricole MTN (1)
280,000	3.303%, VAR ICE LIBOR USD 3 Month+1.020%, 04/24/23	281,459
	Credit Suisse Group (1)
250,000	3.869%, VAR ICE LIBOR USD 3 Month+1.410%, 01/12/29	258,278
265,000	2.997%, VAR ICE LIBOR USD 3 Month+1.200%, 12/14/23	265,551
	Fifth Third Bancorp
144,000	3.650%, 01/25/24	150,708
	Goldman Sachs Group
65,000	2.875%, 02/25/21	65,384
	HCP
65,000	3.250%, 07/15/26	65,762
	HSBC Bank USA
350,000	4.875%, 08/24/20	358,436
	JPMorgan Chase
360,000	3.220%, VAR ICE LIBOR USD 3 Month+1.155%, 03/01/25	369,497
195,000	2.700%, 05/18/23	196,812
	Moody's
136,000	5.500%, 09/01/20	140,349
	Morgan Stanley MTN
200,000	3.950%, 04/23/27	209,389
300,000	3.750%, 02/25/23	312,209
	MPT Operating Partnership
181,000	4.625%, 08/01/29	183,317

Schroder Total Return Fixed Income Fund

Schedule of Investments
July 31, 2019 (unaudited)

Principal Amount ($)		Value $

	Royal Bank of Scotland Group
325,000	6.125%, 12/15/22	349,880
410,000	4.445%, VAR ICE LIBOR USD 3 Month+1.871%, 05/08/30	423,540
	Wells Fargo
215,000	3.069%, 01/24/23	218,145
		6,914,165
	Healthcare – 1.4%
	Bayer US Finance II LLC (1)
225,000	3.875%, 12/15/23	232,004
	Cardinal Health
130,000	3.079%, 06/15/24	130,083
	Shire Acquisitions Investments Ireland DAC
195,000	2.400%, 09/23/21	194,555
		556,642
	Industrials – 1.4%
	Fly Leasing
230,000	6.375%, 10/15/21	234,899
	General Electric MTN
65,000	3.100%, 01/09/23	65,583
	TransDigm (1)
160,000	6.250%, 03/15/26	167,800
	United Technologies
100,000	3.950%, 08/16/25	107,655
		575,937
	Information Technology – 2.3%
	Apple
315,000	3.000%, 06/20/27	324,778
	Dell International LLC (1)
352,000	4.900%, 10/01/26	368,321
	Hewlett Packard Enterprise (1)
235,000	2.100%, 10/04/19	234,763
		927,862
	Materials – 0.6%
	DowDuPont
232,000	3.766%, 11/15/20	235,952

	Real Estate – 1.9%
	American Tower REIT
312,000	3.800%, 08/15/29	322,850
300,000	2.800%, 06/01/20	300,523
	Crown Castle International REIT
135,000	3.200%, 09/01/24	137,644
		761,017
	Utilities – 0.4%
	Mexico Generadora de Energia (1)
168,552	5.500%, 12/06/32	181,783
	TOTAL CORPORATE OBLIGATIONS
	(Cost $14,536,064)	14,949,412

Principal Amount ($)		Value $

	U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS – 24.9%

	Federal Home Loan Mortgage Corporation – 8.5%
	FHLMC
702,344	4.500%, 08/01/48	739,360
447,404	4.500%, 09/01/48	471,168
511,533	4.500%, 12/01/48	536,500
725,291	4.000%, 11/01/48	754,227
412,495	3.500%, 05/01/46	425,572
407,243	3.000%, 06/01/49	411,088
	FHLMC Gold
16,811	4.500%, 10/01/24	17,237
123,910	3.000%, 01/01/43	126,335
		3,481,487

	Federal National Mortgage Association – 11.9%
	FNMA
30,977	5.000%, 10/01/29	33,019
463,614	4.500%, 08/01/48	487,959
710,730	4.500%, 10/01/48	747,097
966,561	4.500%, 11/01/48	1,013,150
698,936	4.000%, 12/01/47	730,316
515,288	3.500%, 11/01/47	529,542
775,861	3.500%, 11/01/48	793,364
98,365	3.241%, VAR ICE LIBOR USD 12 Month+1.757%, 06/01/42	100,757
77,254	3.000%, 05/01/43	78,723
234,739	3.000%, 06/01/43	239,201
94,623	3.000%, 07/01/43	96,419
		4,849,547

	Government National Mortgage Association – 4.5%
	GNMA
444,383	5.000%, 10/20/48	467,062
447,133	4.500%, 10/20/48	466,039
597,701	3.500%, 04/20/43	619,610
218,408	2.599%, 04/16/54 (2)	221,469
	GNMA IO
1,859,038	0.782%, 12/16/51 (2)	86,557
		1,860,737
	TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS
	(Cost $10,042,349)	10,191,771

Schroder Total Return Fixed Income Fund

Schedule of Investments
July 31, 2019 (unaudited)

Principal Amount ($)		Value $

	U.S. TREASURY OBLIGATIONS – 16.2%
	United States Treasury Bonds
527,900	4.375%, 05/15/40	702,169
347,000	3.125%, 05/15/48	389,060
188,000	3.000%, 02/15/47	206,007
200,000	3.000%, 05/15/47	218,953
355,000	3.000%, 08/15/48	389,113
40,000	3.000%, 02/15/49	43,902
92,900	2.875%, 05/15/43	99,330
20,000	2.875%, 11/15/46	21,387
90,000	2.750%, 08/15/47	93,864
260,000	2.750%, 11/15/47	271,202
	United States Treasury Inflation Indexed Bonds
976,044	0.750%, 07/15/28	1,018,429
	United States Treasury Notes
25,000	3.125%, 11/15/28	27,344
33,200	2.875%, 05/15/28	35,542
50,300	2.875%, 08/15/28	53,902
100	2.750%, 08/31/25	105
88,000	2.750%, 02/15/28	93,266
179,000	2.625%, 02/15/29	188,335
332,500	2.375%, 05/15/29	342,891
1,156,100	2.250%, 04/30/24	1,176,919
377,600	2.250%, 03/31/26	385,270
268,000	2.125%, 05/31/26	271,308
345,000	1.875%, 07/31/26	343,841
260,000	1.750%, 06/30/24	258,812
	TOTAL U.S. TREASURY OBLIGATIONS
	(Cost $6,300,607)	6,630,951

	ASSET-BACKED SECURITIES – 11.2%
	CAL Funding III, Series 2017-1A, Class A (1)
326,958	3.620%, 06/25/42	328,946
	Cedar Funding VI CLO, Series 2018-6A, Class AR (1)
645,000	3.368%, VAR ICE LIBOR USD 3 Month+1.090%, 10/20/28	644,481
	Credit-Based Asset Servicing and Securitization LLC, Series 2003-CB4, Class AF1
19,158	5.000%, 03/25/31	19,505
	Dewolf Park CLO, Series 2017-1A, Class A (1)
500,000	3.513%, VAR ICE LIBOR USD 3 Month+1.210%, 10/15/30	499,306
	Goldentree Loan Management, Series 2017-2A, Class A (1)
606,000	3.428%, VAR ICE LIBOR USD 3 Month+1.150%, 11/28/30	604,295

Principal Amount ($)		Value $

	Madison Park Funding XVIII, Series 2017-18A, Class A1R (1)
800,000	3.468%, VAR ICE LIBOR USD 3 Month+1.190%, 10/21/30	799,941
	Madison Park Funding XXVI, Series 2017-26A, Class AR (1)
600,000	3.456%, VAR ICE LIBOR USD 3 Month+1.200%, 07/29/30	601,010
	Octagon Investment Partners 30, Series 2017-1A, Class A1 (1)
250,000	3.598%, VAR ICE LIBOR USD 3 Month+1.320%, 03/17/30	250,479
	Textainer Marine Containers V, Series 2017-1A, Class A (1)
79,665	3.720%, 05/20/42	80,153
	Textainer Marine Containers V, Series 2017-2A, Class A (1)
186,600	3.520%, 06/20/42	186,328
	Towd Point Mortgage Trust, Series 2015-6, Class A1 (1) (2)
42,532	3.500%, 04/25/55	43,046
	Towd Point Mortgage Trust, Series 2017-2, Class A1 (1) (2)
134,881	2.750%, 04/25/57	135,170
	Towd Point Mortgage Trust, Series 2017-3, Class A1 (1) (2)
263,286	2.750%, 07/25/57	263,024
	Towd Point Mortgage Trust, Series 2017-4, Class A1 (1) (2)
137,511	2.750%, 06/25/57	137,484
	TOTAL ASSET-BACKED SECURITIES
	(Cost $4,603,925)	4,593,168

	COLLATERALIZED MORTGAGE OBLIGATIONS – 6.7%
	Flagstar Mortgage Trust, Series 2017-2, Class A5 (1) (2)
657,993	3.500%, 10/25/47	667,863
	Impac Secured Assets Trust, Series 2006-1, Class 2A2
55,398	2.676%, VAR ICE LIBOR USD 1 Month+0.410%, 05/25/36	55,809
	Impac Secured Assets Trust, Series 2006-2, Class 2M1
130,000	2.766%, VAR ICE LIBOR USD 1 Month+0.500%, 08/25/36	129,499
	JPMorgan Mortgage Trust, Series 2015-3, Class A5 (1) (2)
81,707	3.500%, 05/25/45	82,984
	JPMorgan Mortgage Trust, Series 2016-3, Class 1A3 (1) (2)
446,147	3.500%, 10/25/46	452,840

Schroder Total Return Fixed Income Fund

Schedule of Investments
July 31, 2019 (unaudited)

Principal Amount ($)		Value $

	JPMorgan Mortgage Trust, Series 2017-1, Class A4 (1) (2)
94,295	3.500%, 01/25/47	95,265
	JPMorgan Mortgage Trust, Series 2017-3, Class 1A5 (1) (2)
414,740	3.500%, 08/25/47	420,173
	JPMorgan Mortgage Trust, Series 2017-4, Class A5 (1) (2)
372,224	3.500%, 11/25/48	377,109
	Sequoia Mortgage Trust, Series 2015-2, Class A10 (1) (2)
190,471	3.500%, 05/25/45	193,552
	Sequoia Mortgage Trust, Series 2015-3, Class A4 (1) (2)
242,773	3.500%, 07/25/45	245,872
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $2,722,609)	2,720,966

	TAXABLE MUNICIPAL BONDS – 1.4%
	New Jersey – 0.3%
	State Economic Development Authority RB, Series A, NATL
90,000	7.425%, 02/15/29	114,008

	Ohio – 0.2%
	American Municipal Power RB, Series B
40,000	8.084%, 02/15/50	69,606

	Pennsylvania – 0.9%
	Philadelphia Authority for Industrial Development RB
350,000	3.964%, 04/15/26	369,057

	TAXABLE MUNICIPAL BONDS
	(Cost $518,748)	552,671

	COMMERCIAL MORTGAGE-BACKED OBLIGATIONS – 1.3%
	BX Commercial Mortgage Trust, Series 2018-IND, Class B (1)
203,031	3.225%, VAR ICE LIBOR USD 1 Month+0.900%, 11/15/35	203,030
	BX Commercial Mortgage Trust, Series 2018-IND, Class C (1)
121,819	3.425%, VAR ICE LIBOR USD 1 Month+1.100%, 11/15/35	121,819

Principal Amount ($)		Value $

	One Market Plaza Trust, Series 2017-1MKT, Class E (1)
195,000	4.142%, 02/10/32	198,402
	TOTAL COMMERCIAL MORTGAGE-BACKED OBLIGATIONS
	(Cost $515,564)	523,251

	SOVEREIGN GOVERNMENTS – 0.7%
	Argentine Republic Government International Bond
124,000	5.875%, 01/11/28	97,650
	Turkey Government International Bond
200,000	5.750%, 03/22/24	197,260
	TOTAL SOVEREIGN GOVERNMENTS
	(Cost $297,903)	294,910

	TOTAL INVESTMENTS IN SECURITIES – 99.0%
	(Cost $39,537,769)	40,457,100
	OTHER ASSETS LESS LIABILITIES – 1.0%	397,433
	NET ASSETS – 100%	$40,854,533

(1)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  This security may be resold in transactions exempt from registration normally to qualified institutions.  On July 31, 2019, the value of these securities amounted to $12,013,814, representing 29.4% of the net assets of the Fund.

(2)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

Schroder Total Return Fixed Income Fund

Schedule of Investments
July 31, 2019 (unaudited)

The open futures contracts held by the Fund at July 31, 2019, are as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount	Value	Unrealized Appreciation

U.S. 2-Year Treasury Note	12	Oct-2019	$2,565,790	$2,572,875	$7,085
U.S. 5-Year Treasury Note	17	Oct-2019	1,992,900	1,998,430	5,530
U.S. 10-Year Treasury Note	14	Sep-2019	1,756,760	1,783,906	27,146
U.S. Long Treasury Bond	9	Sep-2019	1,354,236	1,400,344	46,108
U.S. Ultra Long Treasury Bond	4	Sep-2019	681,517	710,250	28,733
			$8,351,203	$8,465,805	$114,602

CLO — Collateralized Loan Obligation
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association ICE — Intercontinental Exchange
IO — Interest Only LIBOR — London Interbank Offered Rate
LLC — Limited Liability Corporation MTN — Medium Term Note
NATL — National Public Finance Guarantee Corporation
RB — Revenue Bond
REIT — Real Estate Investment Trust USD — United States Dollar VAR — Variable Rate

The following is a summary of the inputs used as of July 31, 2019, in valuing the Fund’s investments carried at value:

Investments in Securities (1)	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$14,949,412	$—	$14,949,412
U.S. Government Mortgage-Backed Obligations	—	10,191,771	—	10,191,771
U.S. Treasury Obligations	—	6,630,951	—	6,630,951
Asset-Backed Securities	—	4,593,168	—	4,593,168
Collateralized Mortgage Obligations	—	2,720,966	—	2,720,966
Taxable Municipal Bonds	—	552,671	—	552,671
Commercial Mortgage-Backed Obligations	—	523,251	—	523,251
Sovereign Governments	—	294,910	—	294,910
Total Investments in Securities	$—	$40,457,100	$—	$40,457,100

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures — Unrealized Appreciation	$114,602	$—	$—	$114,602
Total Other Financial Instruments	$114,602	$—	$—	$114,602

(1)	There were no transfers between levels during the reporting period, based on the input levels assigned under the hierarchy at the end of the reporting period.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

SCH-QH-001-0600